S000005530 [Member] Investment Risks - Wilmington Enhanced Dividend Income Strategy Fund	Apr. 30, 2026
Information Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Information Risk. When the quantitative analytical tools (“Tools”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Tools and Data may not produce the desired results and the Fund may realize losses.

Investment Style Factor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Investment Style/Factor Risk. The strategy’s approach to investing on the basis of sector and/or industry selection, factor selection, or style could cause it to underperform other equity strategies that employ a different basis for investing.

Large Cap Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Large Cap Stock Risk. During certain market periods, large capitalization dividend-paying value stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles, which can last years, of doing better – or worse – than other segments of the stock market or the stock market in general.

Market Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Market Risk. There is a risk that the value of the Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain secu-

rities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, trade disputes, changes in trade regulation or economic sanctions, elevated levels of government debt, internal unrest and discord, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions, the threat or occurrence of a government shutdown, or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Sector Risk. Investments in particular sectors may be more volatile than the overall equity or fixed-income markets. Therefore, if the Fund emphasizes one or more industries or economic sectors, it may be more susceptible to financial, market, political or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular industries or sectors.

Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time.

Dividend Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
•	Dividend Risk. The strategy targets companies that the manager believes have potential for attractive dividends. Performance of the strategy would be impacted to the extent such companies reduce or stop paying dividends. Similarly, the strategy could also be impacted by changes in tax laws which reduce incentives for companies to pay dividends.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.